Derivative Instruments (Details) - Schedule of Accumulated Other Comprehensive Income (Loss) and Reclassified As Payroll Expenses, Facility Expenses or Finance Expenses - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Notional amount [Member]
Option contracts to hedge payroll
expenses NIS	$ 28,371	$ 31,833
expenses NIS	(28,371)	(31,833)
Forward contracts to hedge payroll
expenses NIS	676	5,598
Total	676	5,598
Fair value (Level 2 within the fair value hierarchy) [Member]
Option contracts to hedge payroll
expenses NIS	248	173
expenses NIS	(578)	(596)
Forward contracts to hedge payroll
expenses NIS	(69)	(229)
Total	$ (399)	$ (652)